Related Party Transactions (Details) - Schedule of remuneration of directors and key management personnel - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payments to key management personnel:
Salaries, consulting and directors’ fees	$ 1,179,762	$ 928,637	$ 728,624
Share-based payments	261,794	656,895	216,218
Total	$ 1,441,556	$ 1,585,532	$ 944,842